Revision to Previously Issued Interim Financial Statements - Summary of Forth Revisions to the Unaudited Interim Condensed Consolidated Statements of Operations (Details) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Other operating expenses
Total other operating expenses	$ (313,733)	$ (282,366)	$ (626,395)	$ (567,726)
Operating income	545,532	426,294	536,265	355,164
Non-operating income (expense)
Interest expense	(83,978)	(96,024)	(170,682)	(209,656)
Income (loss) before income taxes	443,833	167,254	341,548	(321,842)
Net (loss) income	439,237	159,768	333,785	(330,934)
Net loss attributable to Viking Holdings Ltd	$ 439,048	$ 159,619	$ 333,575	$ (331,379)
Net (loss) income per share attributable to ordinary and special shares
Basic	$ 0.99	$ 0.38	$ 0.75	$ (0.78)
Diluted	$ 0.99	$ 0.38	$ 0.75	$ (0.78)